UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2020

BrandywineGLOBAL —

GLOBAL OPPORTUNITIES

BOND FUND

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s investment objective is to maximize total return consisting of income and capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of BrandywineGLOBAL — Global Opportunities Bond Fund for the six-month reporting period ended June 30, 2020. Please read on for Fund performance information during the Fund’s reporting period.

Special shareholder notice

On July 31, 2020, Franklin Resources, Inc. (“Franklin Resources”) acquired Legg Mason, Inc. (“Legg Mason”) in an all-cash transaction. As a result of the transaction, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and the subadviser(s) became indirect, wholly-owned subsidiaries of Franklin Resources. Under the Investment Company Act of 1940, as amended, consummation of the transaction automatically terminated the management and subadvisory agreements that were in place for the Fund prior to the transaction. The Fund’s manager and subadviser(s) continue to provide uninterrupted services with respect to the Fund pursuant to either new management and subadvisory agreements that were approved by Fund shareholders or interim management and subadvisory agreements that were approved by the Fund’s board for use while the Fund continues to seek shareholder approval of the new agreements.

Franklin Resources, whose principal executive offices are at One Franklin Parkway, San Mateo, California 94403, is a global investment management organization operating, together with its subsidiaries, as Franklin Templeton. As of June 30, 2020, after giving effect to the transaction described above, Franklin Templeton’s asset management operations had aggregate assets under management of approximately $1.4 trillion.

II	BrandywineGLOBAL—Global Opportunities Bond Fund

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2020

BrandywineGLOBAL—Global Opportunities Bond Fund	III

Performance review

For the six months ended June 30, 2020, Class IS shares of BrandywineGLOBAL—Global Opportunities Bond Fund returned -1.83%. The Fund’s unmanaged benchmark, the FTSE World Government Bond Index (USD) (Unhedged)i, returned 4.08% for the same period. The Lipper Global Income Funds Category Averageii returned 1.51% over the same time frame.

Performance Snapshot as of June 30, 2020 (unaudited)
(excluding sales charges)	6 months
BrandywineGLOBAL—Global Opportunities Bond Fund:
Class A	-1.90%
Class A2	-1.97%
Class C	-2.29%
Class C1[1]	-2.18%
Class FI	-1.93%
Class R	-2.08%
Class I	-1.83%
Class IS	-1.78%
FTSE World Government Bond Index (USD) (Unhedged)	4.08%
Lipper Global Income Funds Category Average	1.51%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2020 for Class A, Class A2, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 2.55%, 2.41%, 1.94%, 2.21%, 2.66%, 2.41%, 2.95% and 3.06%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A shares, Class FI and Class R shares would have been 2.51%, 2.65% and 2.30%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

[1]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

IV	BrandywineGLOBAL—Global Opportunities Bond Fund

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2020, the gross total annual fund operating expense ratios for Class A, Class A2, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 1.00%, 1.11%, 1.73%, 1.39%, 0.98%, 1.29%, 0.68% and 0.58%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.00% for Class A shares, 1.20% for Class A2 shares, 1.75% for Class C shares, 1.45% for Class C1 shares, 1.00% for Class FI shares, 1.25% for Class R shares, 0.75% for Class I shares and 0.65% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2020

RISKS: Foreign securities involve special risks such as currency fluctuations and social, political, and economic uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. Sovereign government and supranational debt involve many of the risks of foreign and emerging markets investments as well as the risk of debt moratorium, repudiation or renegotiation and the Fund may be unable to enforce its rights against the issuers. Fixed income securities involve

BrandywineGLOBAL—Global Opportunities Bond Fund	V

Performance review (cont’d)

interest rate, credit, inflation, and reinvestment risks. The Fund’s share price may decline as interest rates rise. Below investment grade debt securities (commonly known as “high yield debt” or “junk bonds”) involve greater volatility than higher-rated securities. To the extent that the Fund invests in asset- and mortgage-backed securities, its exposure to prepayment and extension risks may be greater than investment in other fixed-income securities. The Fund may engage in derivative transactions, which involve special risks and costs, may increase losses and may have a potentially large impact on Fund performance. Active and frequent trading may increase a shareholder’s tax liability and transaction costs, which could detract from Fund performance. As a non-diversified fund, the Fund is permitted to invest a larger percentage of its assets in a smaller number of issuers than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses, or taxes. Please note that an investor cannot invest directly in an index.

[i]

The FTSE World Government Bond Index (“WGBI”) measures the performance of fixed-rate, local currency, investment grade sovereign bonds. The WGBI currently comprises sovereign debt from multiple countries, denominated in a variety of currencies. The WGBI provides a broad benchmark for the global sovereign fixed income market.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 211 funds in the Fund’s Lipper category and excluding sales changes, if any.

VI	BrandywineGLOBAL—Global Opportunities Bond Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2020 and December 31, 2019 and does not include derivatives, such as futures contracts and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

BrandywineGLOBAL—Global Opportunities Bond Fund 2020 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2020 and held for the six months ended June 30, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-1.90%	$1,000.00	$981.00	1.00%	$4.93	Class A	5.00%	$1,000.00	$1,019.89	1.00%	$5.02
Class A2	-1.97	1,000.00	980.30	1.14	5.61	Class A2	5.00	1,000.00	1,019.19	1.14	5.72
Class C	-2.29	1,000.00	977.10	1.73	8.50	Class C	5.00	1,000.00	1,016.26	1.73	8.67
Class C1	-2.18	1,000.00	978.20	1.45	7.13	Class C1	5.00	1,000.00	1,017.65	1.45	7.27
Class FI	-1.93	1,000.00	980.70	1.00	4.92	Class FI	5.00	1,000.00	1,019.89	1.00	5.02
Class R	-2.08	1,000.00	979.20	1.25	6.15	Class R	5.00	1,000.00	1,018.65	1.25	6.27
Class I	-1.83	1,000.00	981.70	0.70	3.45	Class I	5.00	1,000.00	1,021.38	0.70	3.52
Class IS	-1.78	1,000.00	982.20	0.59	2.91	Class IS	5.00	1,000.00	1,021.93	0.59	2.97

[1]	For the six months ended June 30, 2020.

2	BrandywineGLOBAL—Global Opportunities Bond Fund 2020 Semi-Annual Report

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

BrandywineGLOBAL—Global Opportunities Bond Fund 2020 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2020

BrandywineGLOBAL—Global Opportunities Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 43.3%
Communication Services — 0.5%
Entertainment — 0.5%
Walt Disney Co., Senior Notes	4.625%	3/23/40	3,280,000	$4,113,552
Walt Disney Co., Senior Notes	4.700%	3/23/50	4,985,000	6,454,683
Total Communication Services				10,568,235
Consumer Discretionary — 4.8%
Automobiles — 3.5%
Ford Motor Credit Co. LLC, Senior Notes (3 mo. USD LIBOR + 0.810%)	2.183%	4/5/21	52,251,000	50,152,854	(a)
General Motors Co., Senior Notes	6.800%	10/1/27	8,090,000	9,440,475
General Motors Co., Senior Notes	6.250%	10/2/43	9,605,000	10,219,762
Toyota Motor Credit Corp., Senior Notes	3.375%	4/1/30	4,560,000	5,259,137
Total Automobiles				75,072,228
Hotels, Restaurants & Leisure — 0.4%
McDonald’s Corp., Senior Notes	3.600%	7/1/30	1,875,000	2,161,580
McDonald’s Corp., Senior Notes	3.625%	9/1/49	2,500,000	2,755,673
McDonald’s Corp., Senior Notes	4.200%	4/1/50	3,435,000	4,183,495
Total Hotels, Restaurants & Leisure				9,100,748
Specialty Retail — 0.7%
Home Depot Inc., Senior Notes	3.300%	4/15/40	2,485,000	2,799,804
Home Depot Inc., Senior Notes	3.350%	4/15/50	2,130,000	2,445,421
Lowe’s Cos. Inc., Senior Notes	5.000%	4/15/40	1,840,000	2,407,102
Lowe’s Cos. Inc., Senior Notes	5.125%	4/15/50	4,640,000	6,359,789
Total Specialty Retail				14,012,116
Textiles, Apparel & Luxury Goods — 0.2%
NIKE Inc., Senior Notes	3.250%	3/27/40	2,185,000	2,450,867
NIKE Inc., Senior Notes	3.375%	3/27/50	2,205,000	2,556,246
Total Textiles, Apparel & Luxury Goods				5,007,113
Total Consumer Discretionary				103,192,205
Consumer Staples — 1.9%
Beverages — 1.9%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	20,855,000	24,831,703
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	6/1/60	8,340,000	9,992,606
Coca-Cola Co., Senior Notes	4.125%	3/25/40	1,990,000	2,532,078
Coca-Cola Co., Senior Notes	4.200%	3/25/50	3,345,000	4,380,396
Total Consumer Staples				41,736,783

See Notes to Financial Statements.

4	BrandywineGLOBAL—Global Opportunities Bond Fund 2020 Semi-Annual Report

BrandywineGLOBAL—Global Opportunities Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Energy — 4.5%
Oil, Gas & Consumable Fuels — 4.5%
Apache Corp., Senior Notes	4.750%	4/15/43	4,345,000	$3,504,776
Apache Corp., Senior Notes	4.250%	1/15/44	1,175,000	895,172
Apache Corp., Senior Notes	5.350%	7/1/49	1,580,000	1,262,378
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	16,085,000	17,899,449
Hess Corp., Senior Notes	5.600%	2/15/41	1,525,000	1,603,937
Hess Corp., Senior Notes	5.800%	4/1/47	1,220,000	1,327,826
Petrobras Global Finance BV, Senior Notes	6.750%	6/3/50	18,450,000	19,021,950
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	8,720,000	6,719,893
Petroleos Mexicanos, Senior Notes	7.690%	1/23/50	36,325,000	30,384,228	(b)
Total Capital International SA, Senior Notes	3.127%	5/29/50	13,045,000	13,422,567
Total Energy				96,042,176
Financials — 16.5%
Banks — 9.4%
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	42,455,000	53,446,752	(a)
Bank of Montreal, Senior Notes (SOFR + 0.680%)	0.761%	3/10/23	41,775,000	41,501,296	(a)
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 0.800%)	0.881%	3/17/23	34,240,000	34,028,238	(a)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	9,570,000	10,355,475	(a)
Wells Fargo & Co., Senior Notes (3 mo. USD LIBOR + 1.025%)	2.016%	7/26/21	20,000,000	20,157,388	(a)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. USD LIBOR + 3.770%)	4.478%	4/4/31	20,105,000	24,352,802	(a)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. USD LIBOR + 4.240%)	5.013%	4/4/51	13,715,000	19,120,348	(a)
Total Banks				202,962,299
Capital Markets — 4.2%
Daimler Finance North America LLC,
Senior Notes (3 mo. USD LIBOR + 0.450%)	0.808%	2/22/21	36,237,000	36,082,230	(a)(b)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	1.110%	2/23/23	54,735,000	54,493,635	(a)
Total Capital Markets				90,575,865

See Notes to Financial Statements.

BrandywineGLOBAL—Global Opportunities Bond Fund 2020 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2020

BrandywineGLOBAL—Global Opportunities Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Consumer Finance — 0.9%
American Express Co., Senior Notes (3 mo. USD LIBOR + 0.600%)	1.141%	11/5/21	19,000,000	$19,063,438	(a)
Insurance — 2.0%
American International Group Inc., Senior Notes	4.500%	7/16/44	8,120,000	9,488,405
Metropolitan Life Global Funding I, Secured Notes (SOFR + 0.570%)	0.624%	1/13/23	24,250,000	24,094,955	(a)(b)
New York Life Insurance Co., Subordinated Notes	3.750%	5/15/50	4,050,000	4,586,496	(b)
Prudential Financial Inc., Senior Notes	4.350%	2/25/50	3,540,000	4,258,016
Total Insurance				42,427,872
Total Financials				355,029,474
Health Care — 1.6%
Biotechnology — 1.2%
Amgen Inc., Senior Notes	3.150%	2/21/40	14,385,000	15,505,627
Amgen Inc., Senior Notes	3.375%	2/21/50	9,365,000	10,492,924
Total Biotechnology				25,998,551
Health Care Providers & Services — 0.4%
CVS Health Corp., Senior Notes	4.125%	4/1/40	3,550,000	4,205,001
CVS Health Corp., Senior Notes	4.250%	4/1/50	4,570,000	5,485,302
Total Health Care Providers & Services				9,690,303
Total Health Care				35,688,854
Industrials — 6.9%
Aerospace & Defense — 2.3%
BAE Systems PLC, Senior Notes	3.400%	4/15/30	2,765,000	3,017,725	(b)
Boeing Co., Senior Notes	5.705%	5/1/40	6,580,000	7,513,597
Boeing Co., Senior Notes	5.805%	5/1/50	8,225,000	9,735,808
Boeing Co., Senior Notes	3.950%	8/1/59	7,335,000	6,439,743
Boeing Co., Senior Notes	5.930%	5/1/60	8,225,000	9,795,236
General Dynamics Corp., Senior Notes	4.250%	4/1/40	3,650,000	4,556,977
Northrop Grumman Corp., Senior Notes	5.150%	5/1/40	2,790,000	3,726,312
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	2,805,000	4,041,158
Total Aerospace & Defense				48,826,556
Air Freight & Logistics — 1.5%
FedEx Corp., Senior Notes	5.250%	5/15/50	15,580,000	19,184,437
United Parcel Service Inc., Senior Notes	5.200%	4/1/40	2,600,000	3,601,674
United Parcel Service Inc., Senior Notes	5.300%	4/1/50	6,045,000	8,737,095
Total Air Freight & Logistics				31,523,206

See Notes to Financial Statements.

6	BrandywineGLOBAL—Global Opportunities Bond Fund 2020 Semi-Annual Report

BrandywineGLOBAL—Global Opportunities Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Airlines — 1.4%
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	8,415,000	$8,149,718
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	5,020,000	4,024,409
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	6,365,000	6,577,075	(b)
Southwest Airlines Co., Senior Notes	5.125%	6/15/27	12,090,000	12,526,235
Total Airlines				31,277,437
Industrial Conglomerates — 1.6%
3M Co., Senior Notes	3.700%	4/15/50	6,900,000	8,242,254
General Electric Co., Senior Notes	4.350%	5/1/50	27,285,000	27,029,690
Total Industrial Conglomerates				35,271,944
Road & Rail — 0.1%
Burlington Northern Santa Fe LLC, Senior Notes	4.700%	9/1/45	1,790,000	2,379,525
Total Industrials				149,278,668
Information Technology — 5.4%
Semiconductors & Semiconductor Equipment — 1.4%
Intel Corp., Senior Notes	4.750%	3/25/50	8,295,000	11,746,671
Intel Corp., Senior Notes	4.950%	3/25/60	3,555,000	5,249,372
NVIDIA Corp., Senior Notes	3.500%	4/1/40	4,735,000	5,542,784
NVIDIA Corp., Senior Notes	3.500%	4/1/50	7,260,000	8,342,470
Total Semiconductors & Semiconductor Equipment				30,881,297
Software — 2.1%
Oracle Corp., Senior Notes	3.600%	4/1/50	20,440,000	22,853,684
Oracle Corp., Senior Notes	3.850%	4/1/60	18,510,000	21,783,063
Total Software				44,636,747
Technology Hardware, Storage & Peripherals — 1.9%
Apple Inc., Senior Notes	2.650%	5/11/50	8,650,000	9,107,374
Hewlett Packard Enterprise Co., Senior Notes	6.200%	10/15/35	1,805,000	2,209,146
Hewlett Packard Enterprise Co., Senior Notes	6.350%	10/15/45	23,375,000	28,703,172
Total Technology Hardware, Storage & Peripherals				40,019,692
Total Information Technology				115,537,736
Materials — 0.4%
Chemicals — 0.4%
LYB International Finance III LLC, Senior Notes	4.200%	5/1/50	8,220,000	8,886,222

See Notes to Financial Statements.

BrandywineGLOBAL—Global Opportunities Bond Fund 2020 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2020

BrandywineGLOBAL—Global Opportunities Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Utilities — 0.8%
Electric Utilities — 0.5%
Exelon Corp., Senior Notes	4.050%	4/15/30	3,370,000		$3,899,174
Exelon Corp., Senior Notes	4.700%	4/15/50	4,840,000		6,185,016
Total Electric Utilities					10,084,190
Multi-Utilities — 0.3%
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	5,165,000		6,245,959
Total Utilities					16,330,149
Total Corporate Bonds & Notes (Cost — $862,305,605)					932,290,502
Sovereign Bonds — 37.3%
Australia — 4.8%
Australia Government Bond	5.750%	7/15/22	65,120,000	AUD	49,955,436	(c)
New South Wales Treasury Corp.	4.000%	4/8/21	16,799,800	AUD	11,926,267	(c)
Queensland Treasury Corp.	5.500%	6/21/21	29,120,000	AUD	21,115,095	(c)
Western Australian Treasury Corp.	7.000%	7/15/21	29,550,000	AUD	21,809,821
Total Australia					104,806,619
Brazil — 3.5%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	186,075,000	BRL	38,888,058
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	165,570,000	BRL	36,174,956
Total Brazil					75,063,014
Colombia — 4.3%
Colombian TES, Bonds	6.250%	11/26/25	125,200,000,000	COP	36,138,858
Colombian TES, Bonds	6.000%	4/28/28	208,000,000,000	COP	56,368,070
Total Colombia					92,506,928
Indonesia — 3.8%
Indonesia Treasury Bond	9.000%	3/15/29	722,700,000,000	IDR	56,166,716
Indonesia Treasury Bond	8.750%	2/15/44	335,000,000,000	IDR	25,123,241
Total Indonesia					81,289,957
Malaysia — 4.6%
Malaysia Government Bond	3.659%	10/15/20	50,030,000	MYR	11,731,160
Malaysia Government Bond	4.048%	9/30/21	49,800,000	MYR	11,902,948
Malaysia Government Bond	3.882%	3/10/22	66,330,000	MYR	15,924,599
Malaysia Government Bond	3.480%	3/15/23	116,400,000	MYR	28,029,335
Malaysia Government Bond	3.955%	9/15/25	42,105,000	MYR	10,529,642
Malaysia Government Bond	3.899%	11/16/27	84,200,000	MYR	21,065,398
Total Malaysia					99,183,082

See Notes to Financial Statements.

8	BrandywineGLOBAL—Global Opportunities Bond Fund 2020 Semi-Annual Report

BrandywineGLOBAL—Global Opportunities Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Mexico — 10.5%
Mexican Bonos, Bonds	8.000%	11/7/47	463,100,000	MXN	$22,595,379
Mexican Bonos, Senior Notes	8.500%	5/31/29	1,093,200,000	MXN	56,345,852
Mexican Bonos, Senior Notes	7.750%	11/23/34	361,200,000	MXN	17,856,256
Mexican Bonos, Senior Notes	8.500%	11/18/38	1,157,400,000	MXN	59,797,364
Mexican Bonos, Senior Notes	7.750%	11/13/42	1,450,900,000	MXN	69,010,307
Total Mexico					225,605,158
Russia — 0.6%
Russian Federal Bond — OFZ	7.650%	4/10/30	859,000,000	RUB	13,686,667
South Africa — 3.1%
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	795,200,000	ZAR	29,223,399
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	829,000,000	ZAR	37,684,207
Total South Africa					66,907,606
Spain — 2.1%
Spain Government Bond, Senior Notes	1.000%	10/31/50	42,910,000	EUR	45,051,188	(c)
Total Sovereign Bonds (Cost — $988,085,943)					804,100,219
U.S. Government & Agency Obligations — 11.3%
U.S. Government Obligations — 11.3%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.114%) (Cost — $242,590,937)	0.264%	4/30/22	242,460,000		242,646,025	(a)
Collateralized Mortgage Obligations (d) —2.4%
Benchmark Mortgage Trust, 2020-B17 A2	2.211%	3/15/53	6,860,000		7,047,238
BX Commercial Mortgage Trust, 2019-XL A (1 mo. USD LIBOR + 0.920%)	1.105%	10/15/36	6,100,233		6,069,892	(a)(b)
Commercial Mortgage Trust, 2015-3BP A	3.178%	2/10/35	3,705,000		3,932,284	(b)
CSMC Trust, 2019-ICE4 A (1 mo. USD LIBOR + 0.980%)	1.165%	5/15/36	3,350,000		3,326,693	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 M2 (1 mo. USD LIBOR + 1.650%)	1.835%	4/25/43	3,917,657		3,883,238	(a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	5.085%	11/25/24	1,716,675		1,778,034	(a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2017-C05 1M2 (1 mo. USD LIBOR + 2.200%)	2.385%	1/25/30	5,360,925		5,296,227	(a)(b)

See Notes to Financial Statements.

BrandywineGLOBAL—Global Opportunities Bond Fund 2020 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2020

BrandywineGLOBAL—Global Opportunities Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Collateralized Mortgage Obligations (d) — continued
Fondo de Titulizacion de Activos UCI, 17 A2 (3 mo. EURIBOR + 0.160%, 0.000% floor)	0.000%	12/17/49	4,292,849	EUR	$4,473,743	(a)(c)
IM Pastor Fondo de Titulizacion de Activos, 4 A (3 mo. EURIBOR + 0.140%, 0.000% floor)	0.000%	3/22/44	6,464,676	EUR	6,566,434	(a)(c)
Pastor GC Hipotecario, 5 A2 (3 mo. EURIBOR + 0.170%, 0.000% floor)	0.000%	6/21/46	9,886,178	EUR	9,388,672	(a)(c)
Total Collateralized Mortgage Obligations (Cost — $56,130,082)					51,762,455
Asset-Backed Securities — 0.1%
Towd Point Mortgage Trust, 2017-6 A2 (Cost — $3,255,026)	3.000%	10/25/57	3,355,000		3,509,348	(a)(b)
Total Investments before Short-Term Investments (Cost — $2,152,367,593)					2,034,308,549

			Shares
Short-Term Investments — 4.7%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost — $100,270,132)	0.062%		100,270,132		100,270,132
Total Investments — 99.1% (Cost — $2,252,637,725)					2,134,578,681
Other Assets in Excess of Liabilities — 0.9%					19,679,740
Total Net Assets — 100.0%					$2,154,258,421

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

See Notes to Financial Statements.

10	BrandywineGLOBAL—Global Opportunities Bond Fund 2020 Semi-Annual Report

BrandywineGLOBAL—Global Opportunities Bond Fund

Abbreviation(s) used in this schedule:

AUD	— Australian Dollar

BRL	— Brazilian Real

CAS	— Connecticut Avenue Securities

COP	— Colombian Peso

EUR	— Euro

EURIBOR	— Euro Interbank Offered Rate

IDR	— Indonesian Rupiah

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

MYR	— Malaysian Ringgit

OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

RUB	— Russian Ruble

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

ZAR	— South African Rand

At June 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Euro-BTP	1,711	9/20	$268,811,840	$276,581,747	$7,769,907

At June 30, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	19,380,000	USD	3,736,264	HSBC Securities Inc.	7/10/20	$(174,152)
BRL	121,640,000	USD	24,018,640	HSBC Securities Inc.	7/10/20	(1,660,786)
USD	24,758,594	BRL	141,020,000	HSBC Securities Inc.	7/10/20	(1,161,371)
KRW	32,810,000,000	USD	27,198,873	Citibank N.A.	7/13/20	78,919
KRW	69,120,000,000	USD	57,061,247	Citibank N.A.	7/13/20	404,188
USD	7,397,864	KRW	8,900,000,000	Citibank N.A.	7/13/20	(1,476)
USD	50,538,356	KRW	62,230,000,000	Citibank N.A.	7/13/20	(1,198,826)
PLN	101,450,000	USD	24,196,241	Citibank N.A.	7/15/20	1,447,658
USD	9,737,372	PLN	38,500,000	Citibank N.A.	7/15/20	5,582
USD	4,697,574	PLN	18,450,000	JPMorgan Chase & Co.	7/15/20	33,898
USD	7,287,563	NOK	67,700,000	Citibank N.A.	7/17/20	253,541
USD	9,723,616	NOK	92,800,000	Citibank N.A.	7/17/20	81,707
NOK	353,100,000	USD	33,506,353	HSBC Securities Inc.	7/17/20	3,180,692
USD	5,354,682	NOK	51,300,000	HSBC Securities Inc.	7/17/20	24,619
USD	8,616,490	NOK	81,300,000	HSBC Securities Inc.	7/17/20	169,430
USD	6,454,754	NOK	60,000,000	UBS Securities LLC	7/17/20	220,762
USD	5,643,650	CZK	134,000,000	Barclays Bank PLC	7/20/20	(5,468)

See Notes to Financial Statements.

BrandywineGLOBAL—Global Opportunities Bond Fund 2020 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2020

BrandywineGLOBAL—Global Opportunities Bond Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CZK	1,079,000,000	USD	44,151,646	JPMorgan Chase & Co.	7/20/20	$1,336,397
USD	6,808,820	CZK	162,000,000	JPMorgan Chase & Co.	7/20/20	(20,710)
USD	4,675,085	CZK	110,000,000	National Australia Bank Ltd.	7/20/20	37,750
GBP	54,630,000	USD	68,124,429	Citibank N.A.	7/22/20	(422,495)
USD	15,121,687	GBP	12,060,000	Citibank N.A.	7/22/20	175,955
USD	52,782,373	GBP	42,570,000	Citibank N.A.	7/22/20	26,170
NZD	75,390,000	USD	45,514,074	HSBC Securities Inc.	7/22/20	3,138,297
USD	45,005,191	NZD	75,390,000	HSBC Securities Inc.	7/22/20	(3,647,180)
CLP	26,780,000,000	USD	31,279,566	HSBC Securities Inc.	7/24/20	1,339,374
IDR	107,800,000,000	USD	6,784,141	JPMorgan Chase & Co.	7/27/20	738,626
IDR	170,000,000,000	USD	10,582,669	JPMorgan Chase & Co.	7/27/20	1,280,693
USD	19,372,588	IDR	277,800,000,000	JPMorgan Chase & Co.	7/27/20	(13,542)
KRW	42,730,000,000	USD	34,776,593	Citibank N.A.	7/28/20	750,029
RUB	991,500,000	USD	13,162,786	Citibank N.A.	7/29/20	720,800
PLN	238,600,000	USD	56,868,423	Citibank N.A.	7/31/20	3,446,549
PLN	159,700,000	USD	40,715,107	JPMorgan Chase & Co.	7/31/20	(345,027)
USD	4,368,480	NZD	6,800,000	HSBC Securities Inc.	8/4/20	(19,838)
NZD	121,780,000	USD	74,721,164	JPMorgan Chase & Co.	8/4/20	3,868,459
USD	45,269,073	NZD	70,600,000	JPMorgan Chase & Co.	8/4/20	(291,999)
USD	5,379,644	NZD	8,480,000	National Australia Bank Ltd.	8/4/20	(92,847)
USD	3,448,069	NZD	5,300,000	UBS Securities LLC	8/4/20	27,762
USD	24,520,451	AUD	38,260,000	Citibank N.A.	8/6/20	(1,888,045)
AUD	46,470,000	USD	31,946,731	Goldman Sachs Group Inc.	8/6/20	128,617
USD	3,871,642	AUD	6,010,000	HSBC Securities Inc.	8/6/20	(276,687)
USD	44,902,312	AUD	69,690,000	HSBC Securities Inc.	8/6/20	(3,200,356)
AUD	14,550,000	USD	9,945,798	JPMorgan Chase & Co.	8/6/20	97,161
USD	6,779,497	HUF	2,100,000,000	Barclays Bank PLC	8/7/20	119,090
USD	4,203,105	HUF	1,280,000,000	Citibank N.A.	8/7/20	143,428
USD	6,486,228	HUF	2,000,000,000	Citibank N.A.	8/7/20	142,984
HUF	2,340,000,000	USD	7,248,172	HSBC Securities Inc.	8/7/20	173,424
HUF	13,490,000,000	USD	41,702,475	HSBC Securities Inc.	8/7/20	1,082,712
JPY	10,463,000,000	USD	98,082,043	Citibank N.A.	8/11/20	(1,128,685)
USD	48,601,324	JPY	5,231,500,000	HSBC Securities Inc.	8/11/20	124,645
USD	48,581,736	JPY	5,231,500,000	JPMorgan Chase & Co.	8/11/20	105,057
MXN	107,400,000	USD	4,889,820	Barclays Bank PLC	8/13/20	(244,729)
MXN	542,100,000	USD	23,409,414	Citibank N.A.	8/13/20	36,617

See Notes to Financial Statements.

12	BrandywineGLOBAL—Global Opportunities Bond Fund 2020 Semi-Annual Report

BrandywineGLOBAL—Global Opportunities Bond Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	1,072,400,000	USD	46,190,053	Citibank N.A.	8/13/20	$191,655
USD	10,125,885	MXN	242,600,000	Citibank N.A.	8/13/20	(366,657)
USD	42,746,527	MXN	973,500,000	Citibank N.A.	8/13/20	642,282
USD	3,935,354	MXN	88,800,000	Goldman Sachs Group Inc.	8/13/20	94,720
USD	4,693,043	ZAR	79,900,000	Barclays Bank PLC	8/14/20	110,898
ZAR	156,200,000	USD	9,078,830	Barclays Bank PLC	8/14/20	(120,995)
USD	26,059,983	ZAR	446,100,000	Citibank N.A.	8/14/20	476,818
USD	28,854,868	ZAR	495,400,000	Citibank N.A.	8/14/20	444,423
ZAR	876,900,000	USD	49,160,477	Citibank N.A.	8/14/20	1,128,421
USD	59,814,540	ZAR	1,132,690,000	HSBC Securities Inc.	8/14/20	(5,143,530)
HUF	16,200,000,000	USD	51,055,783	HSBC Securities Inc.	8/26/20	319,507
CZK	1,322,500,000	USD	53,519,975	JPMorgan Chase & Co.	8/26/20	2,246,536
USD	63,051,968	AUD	94,810,000	HSBC Securities Inc.	8/27/20	(2,392,041)
GBP	45,340,000	USD	57,887,936	Barclays Bank PLC	8/28/20	(1,687,572)
USD	53,883,518	GBP	43,450,000	Citibank N.A.	8/28/20	25,870
CLP	19,195,000,000	USD	23,847,683	HSBC Securities Inc.	8/28/20	(459,163)
USD	67,172,921	EUR	59,090,000	Citibank N.A.	9/2/20	692,458
USD	5,821,420	EUR	5,170,000	Goldman Sachs Group Inc.	9/2/20	4,801
EUR	110,800,000	USD	123,379,235	HSBC Securities Inc.	9/2/20	1,278,665
USD	18,005,873	EUR	16,070,000	HSBC Securities Inc.	9/2/20	(74,023)
GBP	92,270,000	USD	116,168,391	Citibank N.A.	9/8/20	(1,789,946)
IDR	109,000,000,000	USD	7,550,045	HSBC Securities Inc.	9/11/20	18,944
USD	25,546,483	IDR	370,500,000,000	HSBC Securities Inc.	9/11/20	(181,136)
USD	61,698,130	IDR	883,400,000,000	HSBC Securities Inc.	9/11/20	354,600
CLP	25,000,000,000	USD	32,513,981	HSBC Securities Inc.	9/15/20	(2,043,084)
KRW	55,090,000,000	USD	46,008,017	HSBC Securities Inc.	9/15/20	(182,742)
USD	39,201,964	NOK	364,100,000	Citibank N.A.	9/17/20	1,363,461
NOK	1,076,900,000	USD	112,915,740	HSBC Securities Inc.	9/17/20	(1,000,651)
USD	28,804,393	NOK	275,900,000	HSBC Securities Inc.	9/17/20	131,932
USD	46,314,298	NOK	436,900,000	HSBC Securities Inc.	9/17/20	910,173
CLP	14,995,000,000	USD	18,315,175	HSBC Securities Inc.	9/25/20	(35,389)
EUR	110,800,000	USD	123,462,889	HSBC Securities Inc.	10/2/20	1,281,323
Total						$5,387,931

See Notes to Financial Statements.

BrandywineGLOBAL—Global Opportunities Bond Fund 2020 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2020

BrandywineGLOBAL — Global Opportunities Bond Fund

Abbreviation(s) used in this table:

AUD	— Australian Dollar

BRL	— Brazilian Real

CLP	— Chilean Peso

CZK	— Czech Koruna

EUR	— Euro

GBP	— British Pound

HUF	— Hungarian Forint

IDR	— Indonesian Rupiah

JPY	— Japanese Yen

KRW	— South Korean Won

MXN	— Mexican Peso

NOK	— Norwegian Krone

NZD	— New Zealand Dollar

PLN	— Polish Zloty

RUB	— Russian Ruble

USD	— United States Dollar

ZAR	— South African Rand

Summary of Investments by Country*
United States	46.4%
Mexico	12.3
Australia	4.9
Malaysia	4.7
Brazil	4.4
Colombia	4.3
Indonesia	3.8
Canada	3.5
South Africa	3.1
Spain	3.1
Germany	1.7
Belgium	1.6
Russia	0.7
France	0.6
United Kingdom	0.2
Short-Term Investments	4.7
100.0%

*

As a percentage of total investments. Please note that the Fund holdings are as of June 30, 2020 and are subject to change. For purposes of the Fund’s policy to invest at least 80% of its net assets in fixed income securities of issuers located in developed market countries, a country will be considered developed if, at the time of purchase, it has a sovereign debt rating of A- or better from at least one nationally recognized statistical ratings organization or is included in the FTSE World Government Bond Index.

See Notes to Financial Statements.

14	BrandywineGLOBAL—Global Opportunities Bond Fund 2020 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2020

Assets:
Investments, at value (Cost — $2,252,637,725)	$2,134,578,681
Foreign currency, at value (Cost — $654,789)	654,442
Unrealized appreciation on forward foreign currency contracts	36,659,079
Interest receivable	22,603,634
Foreign currency collateral for open futures contracts, at value (Cost — $9,903,777)	9,937,366
Deposits with brokers for open futures contracts	5,139,160
Receivable for Fund shares sold	3,604,448
Deposits with brokers for OTC derivatives	2,650,000
Receivable from broker — net variation margin on open futures contracts	1,057,270
Prepaid expenses	86,605
Total Assets	2,216,970,685

Liabilities:
Unrealized depreciation on forward foreign currency contracts	31,271,148
Payable for securities purchased	16,566,043
Payable for Fund shares repurchased	9,366,258
Deposits from brokers for OTC derivatives	3,150,000
Investment management fee payable	908,324
Accrued foreign capital gains tax	621,604
Trustees’ fees payable	82,174
Service and/or distribution fees payable	46,201
Accrued expenses	700,512
Total Liabilities	62,712,264
Total Net Assets	$2,154,258,421

Net Assets:
Par value (Note 7)	$2,069
Paid-in capital in excess of par value	2,493,360,050
Total distributable earnings (loss)	(339,103,698)	†
Total Net Assets	$2,154,258,421

See Notes to Financial Statements.

BrandywineGLOBAL—Global Opportunities Bond Fund 2020 Semi-Annual Report	15

Statement of assets and liabilities (unaudited) (cont’d)

June 30, 2020

Net Assets:
Class A	$142,562,621
Class A2	$11,791,463
Class C	$9,020,864
Class C1	$1,590,433
Class FI	$14,758,065
Class R	$6,808,824
Class I	$698,429,268
Class IS	$1,269,296,883

Shares Outstanding:
Class A	13,634,498
Class A2	1,131,530
Class C	881,600
Class C1	153,956
Class FI	1,429,578
Class R	655,704
Class I	67,159,012
Class IS	121,870,086

Net Asset Value:
Class A (and redemption price)	$10.46
Class A2 (and redemption price)	$10.42
Class C*	$10.23
Class C1*	$10.33
Class FI (and redemption price)	$10.32
Class R (and redemption price)	$10.38
Class I (and redemption price)	$10.40
Class IS (and redemption price)	$10.42
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$10.92
Class A2 (based on maximum initial sales charge of 4.25%)	$10.88

†	Net of accrued foreign capital gains tax of $621,604.

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

16	BrandywineGLOBAL—Global Opportunities Bond Fund 2020 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2020

Investment Income:
Interest	$47,663,345
Less: Foreign taxes withheld	(878,602)
Total Investment Income	46,784,743

Expenses:
Investment management fee (Note 2)	6,480,839
Transfer agent fees (Note 5)	721,101
Custody fees	438,799
Service and/or distribution fees (Notes 2 and 5)	287,186
Trustees’ fees	257,281
Registration fees	89,781
Legal fees	87,579
Commitment fees (Note 8)	82,057
Fund accounting fees	49,095
Audit and tax fees	32,102
Shareholder reports	27,216
Insurance	18,246
Interest expense	3,108
Fees recaptured by investment manager (Note 2)	24
Miscellaneous expenses	45,732
Total Expenses	8,620,146
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(74,489)
Net Expenses	8,545,657
Net Investment Income	38,239,086

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(56,472,182)	†
Futures contracts	16,373,936
Forward foreign currency contracts	(87,865,618)
Foreign currency transactions	(2,353,802)
Net Realized Loss	(130,317,666)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	22,315,903	‡
Futures contracts	7,769,907
Forward foreign currency contracts	(24,464,156)
Foreign currencies	(777,738)
Change in Net Unrealized Appreciation (Depreciation)	4,843,916
Net Loss on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(125,473,750)
Decrease in Net Assets From Operations	$(87,234,664)

†	Net of foreign capital gains tax of $357,124.

‡	Net of change in accrued foreign capital gains tax of $621,604.

See Notes to Financial Statements.

BrandywineGLOBAL—Global Opportunities Bond Fund 2020 Semi-Annual Report	17

Statements of changes in net assets

For the Six Months Ended June 30, 2020 (unaudited) and the Year Ended December 31, 2019	2020	2019

Operations:
Net investment income	$38,239,086	$108,962,349
Net realized loss	(130,317,666)	(106,990,346)
Change in net unrealized appreciation (depreciation)	4,843,916	269,976,022
Increase (Decrease) in Net Assets From Operations	(87,234,664)	271,948,025

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(9,000,237)	(39,571,252)
Return of capital	—	(8,929,178)
Decrease in Net Assets From Distributions to Shareholders	(9,000,237)	(48,500,430)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	377,933,975	743,544,788
Reinvestment of distributions	8,581,521	46,433,410
Cost of shares repurchased	(1,082,572,709)	(1,090,377,257)
Shares redeemed in-kind (Note 9)	—	(154,369,993)
Decrease in Net Assets From Fund Share Transactions	(696,057,213)	(454,769,052)
Decrease in Net Assets	(792,292,114)	(231,321,457)

Net Assets:
Beginning of period	2,946,550,535	3,177,871,992
End of period	$2,154,258,421	$2,946,550,535

See Notes to Financial Statements.

18	BrandywineGLOBAL—Global Opportunities Bond Fund 2020 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$10.68	$9.94	$10.85	$10.09	$9.83	$11.00

Income (loss) from operations:
Net investment income	0.13	0.32	0.32	0.33	0.32	0.30
Net realized and unrealized gain (loss)	(0.33)	0.55	(0.88)	0.91	0.13	(1.26)
Total income (loss) from operations	(0.20)	0.87	(0.56)	1.24	0.45	(0.96)

Less distributions from:
Net investment income	(0.02)	(0.11)	(0.34)	(0.22)	—	(0.18)
Net realized gains	—	—	(0.01)	(0.26)	(0.19)	(0.03)
Return of capital	—	(0.02)	—	—	—	—
Total distributions	(0.02)	(0.13)	(0.35)	(0.48)	(0.19)	(0.21)

Net asset value, end of period	$10.46	$10.68	$9.94	$10.85	$10.09	$9.83
Total return[3]	(1.90)%	8.82%	(5.28)%	12.34%	4.57%	(8.78)%

Net assets, end of period (millions)	$143	$160	$157	$212	$256	$290

Ratios to average net assets:
Gross expenses	1.04%[4]	1.01%[5]	0.97%	0.95%	0.95%	0.92%
Net expenses[6]	1.00 [4,7]	1.00 [5,7]	0.97	0.95	0.95	0.92
Net investment income	2.62 [4]	3.16	3.06	3.00	3.07	2.82

Portfolio turnover rate	63%	103%[8]	58%	57%	53%[8]	59%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

BrandywineGLOBAL—Global Opportunities Bond Fund 2020 Semi-Annual Report	19

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A2 Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$10.64	$9.91	$10.83	$10.07	$9.82	$11.00

Income (loss) from operations:
Net investment income	0.12	0.31	0.31	0.31	0.31	0.28
Net realized and unrealized gain (loss)	(0.33)	0.54	(0.90)	0.92	0.13	(1.27)
Total income (loss) from operations	(0.21)	0.85	(0.59)	1.23	0.44	(0.99)

Less distributions from:
Net investment income	(0.01)	(0.10)	(0.32)	(0.21)	—	(0.16)
Net realized gains	—	—	(0.01)	(0.26)	(0.19)	(0.03)
Return of capital	—	(0.02)	—	—	—	—
Total distributions	(0.01)	(0.12)	(0.33)	(0.47)	(0.19)	(0.19)

Net asset value, end of period	$10.42	$10.64	$9.91	$10.83	$10.07	$9.82
Total return[3]	(1.97)%	8.67%	(5.48)%	12.23%	4.47%	(9.03)%

Net assets, end of period (000s)	$11,791	$12,934	$13,233	$13,891	$12,666	$12,846

Ratios to average net assets:
Gross expenses	1.14%[4]	1.11%	1.10%	1.10%	1.10%	1.11%[5]
Net expenses[6]	1.14 [4,7]	1.11	1.10	1.10	1.10	1.11 [5]
Net investment income	2.48 [4]	3.05	2.97	2.84	2.93	2.64

Portfolio turnover rate	63%	103%[8]	58%	57%	53%[8]	59%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

20	BrandywineGLOBAL—Global Opportunities Bond Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$10.47	$9.77	$10.67	$9.94	$9.75	$10.92

Income (loss) from operations:
Net investment income	0.09	0.25	0.24	0.24	0.24	0.21
Net realized and unrealized gain (loss)	(0.33)	0.52	(0.87)	0.90	0.14	(1.25)
Total income (loss) from operations	(0.24)	0.77	(0.63)	1.14	0.38	(1.04)

Less distributions from:
Net investment income	—	(0.06)	(0.26)	(0.15)	—	(0.10)
Net realized gains	—	—	(0.01)	(0.26)	(0.19)	(0.03)
Return of capital	—	(0.01)	—	—	—	—
Total distributions	—	(0.07)	(0.27)	(0.41)	(0.19)	(0.13)

Net asset value, end of period	$10.23	$10.47	$9.77	$10.67	$9.94	$9.75
Total return[3]	(2.29)%	7.94%	(5.98)%	11.52%	3.89%	(9.58)%

Net assets, end of period (000s)	$9,021	$10,447	$14,972	$19,542	$22,874	$31,634

Ratios to average net assets:
Gross expenses	1.74%[4]	1.73%	1.71%	1.71%	1.71%	1.68%
Net expenses[5]	1.73 [4,6]	1.73	1.71 [6]	1.71 [6]	1.71	1.68
Net investment income	1.88 [4]	2.45	2.33	2.24	2.30	2.06

Portfolio turnover rate	63%	103%[7]	58%	57%	53%[7]	59%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

BrandywineGLOBAL—Global Opportunities Bond Fund 2020 Semi-Annual Report	21

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$10.56	$9.84	$10.74	$10.00	$9.78	$10.94

Income (loss) from operations:
Net investment income	0.11	0.29	0.27	0.28	0.28	0.25
Net realized and unrealized gain (loss)	(0.34)	0.53	(0.87)	0.90	0.13	(1.25)
Total income (loss) from operations	(0.23)	0.82	(0.60)	1.18	0.41	(1.00)

Less distributions from:
Net investment income	—	(0.08)	(0.29)	(0.18)	—	(0.13)
Net realized gains	—	—	(0.01)	(0.26)	(0.19)	(0.03)
Return of capital	—	(0.02)	—	—	—	—
Total distributions	—	(0.10)	(0.30)	(0.44)	(0.19)	(0.16)

Net asset value, end of period	$10.33	$10.56	$9.84	$10.74	$10.00	$9.78
Total return[3]	(2.18)%	8.35%	(5.64)%	11.94%	4.08%	(9.19)%

Net assets, end of period (000s)	$1,590	$2,562	$5,746	$9,537	$11,595	$15,697

Ratios to average net assets:
Gross expenses	1.47%[4]	1.39%	1.38%	1.38%	1.38%	1.35%
Net expenses[5]	1.45 [4,6]	1.39	1.38	1.37 [6]	1.38	1.35
Net investment income	2.16 [4]	2.82	2.64	2.58	2.64	2.38

Portfolio turnover rate	63%	103%[7]	58%	57%	53%[7]	59%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

22	BrandywineGLOBAL—Global Opportunities Bond Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$10.54	$9.82	$10.71	$9.96	$9.71	$10.88

Income (loss) from operations:
Net investment income	0.13	0.32	0.31	0.32	0.32	0.29
Net realized and unrealized gain (loss)	(0.34)	0.53	(0.86)	0.91	0.12	(1.25)
Total income (loss) from operations	(0.21)	0.85	(0.55)	1.23	0.44	(0.96)

Less distributions from:
Net investment income	(0.01)	(0.11)	(0.33)	(0.22)	—	(0.18)
Net realized gains	—	—	(0.01)	(0.26)	(0.19)	(0.03)
Return of capital	—	(0.02)	—	—	—	—
Total distributions	(0.01)	(0.13)	(0.34)	(0.48)	(0.19)	(0.21)

Net asset value, end of period	$10.32	$10.54	$9.82	$10.71	$9.96	$9.71
Total return[3]	(1.93)%	8.74%	(5.22)%	12.28%	4.62%	(8.94)%

Net assets, end of period (000s)	$14,758	$18,227	$27,623	$74,844	$69,455	$66,227

Ratios to average net assets:
Gross expenses	1.03%[4]	0.98%	0.99%	0.98%	0.97%	0.98%[5]
Net expenses[6]	1.00 [4,7]	0.98	0.99 [7]	0.98 [7]	0.97	0.98 [5]
Net investment income	2.62 [4]	3.20	2.99	2.97	3.06	2.77

Portfolio turnover rate	63%	103%[8]	58%	57%	53%[8]	59%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

BrandywineGLOBAL—Global Opportunities Bond Fund 2020 Semi-Annual Report	23

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$10.60	$9.88	$10.79	$10.04	$9.80	$10.98

Income (loss) from operations:
Net investment income	0.12	0.30	0.29	0.29	0.29	0.26
Net realized and unrealized gain (loss)	(0.34)	0.53	(0.88)	0.91	0.14	(1.26)
Total income (loss) from operations	(0.22)	0.83	(0.59)	1.20	0.43	(1.00)

Less distributions from:
Net investment income	—	(0.09)	(0.31)	(0.19)	—	(0.15)
Net realized gains	—	—	(0.01)	(0.26)	(0.19)	(0.03)
Return of capital	—	(0.02)	—	—	—	—
Total distributions	—	(0.11)	(0.32)	(0.45)	(0.19)	(0.18)

Net asset value, end of period	$10.38	$10.60	$9.88	$10.79	$10.04	$9.80
Total return[3]	(2.08)%	8.47%	(5.55)%	12.02%	4.38%	(9.14)%

Net assets, end of period (000s)	$6,809	$9,658	$11,832	$18,609	$15,776	$14,739

Ratios to average net assets:
Gross expenses[4]	1.37%[5]	1.30%	1.30%	1.29%	1.29%	1.27%
Net expenses[4,6,7]	1.25 [5]	1.25	1.25	1.25	1.25	1.25
Net investment income	2.36 [5]	2.91	2.78	2.69	2.77	2.53

Portfolio turnover rate	63%	103%[8]	58%	57%	53%[8]	59%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

24	BrandywineGLOBAL—Global Opportunities Bond Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$10.63	$9.89	$10.80	$10.04	$9.75	$10.92

Income (loss) from operations:
Net investment income	0.15	0.36	0.35	0.35	0.35	0.32
Net realized and unrealized gain (loss)	(0.35)	0.54	(0.88)	0.92	0.13	(1.25)
Total income (loss) from operations	(0.20)	0.90	(0.53)	1.27	0.48	(0.93)

Less distributions from:
Net investment income	(0.03)	(0.13)	(0.37)	(0.25)	—	(0.21)
Net realized gains	—	—	(0.01)	(0.26)	(0.19)	(0.03)
Return of capital	—	(0.03)	—	—	—	—
Total distributions	(0.03)	(0.16)	(0.38)	(0.51)	(0.19)	(0.24)

Net asset value, end of period	$10.40	$10.63	$9.89	$10.80	$10.04	$9.75
Total return[3]	(1.83)%	9.14%	(4.99)%	12.72%	4.91%	(8.63)%

Net assets, end of period (millions)	$698	$851	$908	$1,155	$1,357	$1,522

Ratios to average net assets:
Gross expenses	0.71%[4]	0.68%	0.67%	0.69%	0.71%	0.69%
Net expenses[5]	0.70 [4,6]	0.68	0.67	0.69	0.71	0.69
Net investment income	2.91 [4]	3.48	3.38	3.26	3.31	3.06

Portfolio turnover rate	63%	103%[7]	58%	57%	53%[7]	59%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

BrandywineGLOBAL—Global Opportunities Bond Fund 2020 Semi-Annual Report	25

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$10.64	$9.90	$10.81	$10.05	$9.75	$10.92

Income (loss) from operations:
Net investment income	0.15	0.37	0.37	0.36	0.36	0.33
Net realized and unrealized gain (loss)	(0.33)	0.54	(0.89)	0.92	0.13	(1.25)
Total income (loss) from operations	(0.18)	0.91	(0.52)	1.28	0.49	(0.92)

Less distributions from:
Net investment income	(0.04)	(0.14)	(0.38)	(0.26)	—	(0.22)
Net realized gains	—	—	(0.01)	(0.26)	(0.19)	(0.03)
Return of capital	—	(0.03)	—	—	—	—
Total distributions	(0.04)	(0.17)	(0.39)	(0.52)	(0.19)	(0.25)

Net asset value, end of period	$10.42	$10.64	$9.90	$10.81	$10.05	$9.75
Total return[3]	(1.78)%	9.21%	(4.90)%	12.83%	5.02%	(8.50)%

Net assets, end of period (millions)	$1,269	$1,881	$2,039	$1,970	$1,164	$1,213

Ratios to average net assets:
Gross expenses	0.60%[4]	0.58%	0.58%	0.58%	0.58%	0.56%
Net expenses[5]	0.59 [4,6]	0.58	0.58	0.58	0.58	0.56
Net investment income	3.01 [4]	3.58	3.50	3.35	3.45	3.20

Portfolio turnover rate	63%	103%[7]	58%	57%	53%[7]	59%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

26	BrandywineGLOBAL—Global Opportunities Bond Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

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Notes to financial statements (unaudited) (cont’d)

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

28	BrandywineGLOBAL—Global Opportunities Bond Fund 2020 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$932,290,502	—	$932,290,502
Sovereign Bonds	—	804,100,219	—	804,100,219
U.S. Government & Agency Obligations	—	242,646,025	—	242,646,025
Collateralized Mortgage Obligations	—	51,762,455	—	51,762,455
Asset-Backed Securities	—	3,509,348	—	3,509,348
Total Long-Term Investments	—	2,034,308,549	—	2,034,308,549
Short-Term Investments†	$100,270,132	—	—	100,270,132
Total Investments	$100,270,132	$2,034,308,549	—	$2,134,578,681
Other Financial Instruments:
Futures Contracts	$7,769,907	—	—	$7,769,907
Forward Foreign Currency Contracts	—	$36,659,079	—	36,659,079
Total Other Financial Instruments	$7,769,907	$36,659,079	—	$44,428,986
Total	$108,040,039	$2,070,967,628	—	$2,179,007,667

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Notes to financial statements (unaudited) (cont’d)

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$31,271,148	—	$31,271,148

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

30	BrandywineGLOBAL—Global Opportunities Bond Fund 2020 Semi-Annual Report

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default

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Notes to financial statements (unaudited) (cont’d)

rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(g) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a

32	BrandywineGLOBAL—Global Opportunities Bond Fund 2020 Semi-Annual Report

percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2020, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $31,271,148. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties As of June 30, 2020, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $2,650,000, which could be used to reduce the required payment.

At June 30, 2020, the Fund held collateral from Citibank N.A. and JPMorgan Chase & Co. in the amounts of $1,140,000 and $2,010,000, respectively. These amounts could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

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Notes to financial statements (unaudited) (cont’d)

(i) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(k) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(l) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of June 30, 2020, there were $621,604 of capital gains tax liabilities accrued on unrealized gains.

(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. LMPFA and Brandywine Global are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). As of July 31, 2020, LMPFA and Brandywine Global are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

34	BrandywineGLOBAL—Global Opportunities Bond Fund 2020 Semi-Annual Report

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Brandywine Global a fee monthly, at an annual rate equal to 90% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class A2, Class C, Class C1, Class FI, Class R, Class I and Class IS shares did not exceed 1.00%, 1.20%, 1.75%, 1.45%, 1.00%, 1.25%, 0.75% and 0.65%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares of the Fund did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

During the six months ended June 30, 2020, fees waived and/or expenses reimbursed amounted to $74,489.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2020, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C1	Class FI	Class R
Expires December 31, 2020	—	—	—	$7,606
Expires December 31, 2021	—	—	—	6,728
Expires December 31, 2022	$9,601	—	—	5,523
Expires December 31, 2023	28,000	$216	$2,520	4,509
Total fee waivers/expense reimbursements subject to recapture	$37,601	$216	$2,520	$24,366

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Notes to financial statements (unaudited) (cont’d)

For the six months ended June 30, 2020, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

Class R
LMPFA recaptured	$24

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor. As of July 31, 2020, LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 4.25% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C and Class C1 shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2020, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class A2	Class C
Sales charges	$1,683	$908	—
CDSCs	9	64	$98

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$800,560,446	$779,194,300
Sales	738,091,403	1,612,359,644

36	BrandywineGLOBAL—Global Opportunities Bond Fund 2020 Semi-Annual Report

At June 30, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$2,252,637,725	$93,483,497	$(211,542,541)	$(118,059,044)
Futures contracts	—	7,769,907	—	7,769,907
Forward foreign currency contracts	—	36,659,079	(31,271,148)	5,387,931

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2020.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$7,769,907	—	$7,769,907
Forward foreign currency contracts	—	$36,659,079	36,659,079
Total	$7,769,907	$36,659,079	$44,428,986

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$31,271,148

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

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Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2020. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$16,373,936	—	$16,373,936
Forward foreign currency contracts	—	$(87,865,618)	(87,865,618)
Total	$16,373,936	$(87,865,618)	$(71,491,682)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$7,769,907	—	$7,769,907
Forward foreign currency contracts	—	$(24,464,156)	(24,464,156)
Total	$7,769,907	$(24,464,156)	$(16,694,249)

During the six months ended June 30, 2020, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$163,965,092
Forward foreign currency contracts (to buy)	1,684,550,055
Forward foreign currency contracts (to sell)	631,635,545

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2020.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Barclays Bank PLC	$229,988	$(2,058,764)	$(1,828,776)	—	$(1,828,776)
Citibank N.A.	12,679,515	(6,796,130)	5,883,385	$(1,140,000)	4,743,385
Goldman Sachs Group Inc.	228,138	—	228,138	—	228,138
HSBC Securities Inc.	13,528,337	(21,652,129)	(8,123,792)	2,650,000	(5,473,792)
JPMorgan Chase & Co.	9,706,827	(671,278)	9,035,549	(2,010,000)	7,025,549

38	BrandywineGLOBAL—Global Opportunities Bond Fund 2020 Semi-Annual Report

Counterparty (cont’d)	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
National Australia Bank Ltd.	$37,750	$(92,847)	$(55,097)	—	$(55,097)
UBS Securities LLC	248,524	—	248,524	—	248,524
Total	$36,659,079	$(31,271,148)	$5,387,931	$(500,000)	$4,887,931

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 0.25%, 1.00%, 0.70%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2020, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$179,817	$144,667
Class A2	14,772	17,742
Class C	45,982	6,823
Class C1	6,986	1,854
Class FI	20,480	15,863
Class R	19,149	10,766
Class I	—	438,581
Class IS	—	84,805
Total	$287,186	$721,101

BrandywineGLOBAL—Global Opportunities Bond Fund 2020 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

For the six months ended June 30, 2020, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$30,181
Class A2	180
Class C	139
Class C1	247
Class FI	2,766
Class R	4,626
Class I	11,182
Class IS	25,168
Total	$74,489

6. Distributions to shareholders by class

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
Net Investment Income:
Class A	$219,689	$1,658,249
Class A2	10,734	130,307
Class C	—	79,888
Class C1	—	37,063
Class FI	23,780	291,420
Class R	—	98,747
Class I	2,335,073	10,938,827
Class IS	6,410,961	26,336,751
Total	$9,000,237	$39,571,252

Return of Capital:
Class A	—	$374,181
Class A2	—	29,404
Class C	—	18,027
Class C1	—	8,363
Class FI	—	65,758
Class R	—	22,282
Class I	—	2,468,326
Class IS	—	5,942,837
Total	—	$8,929,178

7. Shares of beneficial interest

At June 30, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

40	BrandywineGLOBAL—Global Opportunities Bond Fund 2020 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,964,898	$19,908,890	5,474,752	$56,464,854
Shares issued on reinvestment	20,993	198,386	171,274	1,775,643
Shares repurchased	(3,369,330)	(33,717,180)	(6,432,619)	(66,152,492)
Net decrease	(1,383,439)	$(13,609,904)	(786,593)	$(7,911,995)

Class A2
Shares sold	48,671	$489,157	104,858	$1,071,297
Shares issued on reinvestment	1,140	10,734	15,445	159,711
Shares repurchased	(133,350)	(1,325,292)	(240,049)	(2,459,083)
Net decrease	(83,539)	$(825,401)	(119,746)	$(1,228,075)

Class C
Shares sold	19,898	$195,941	134,715	$1,354,050
Shares issued on reinvestment	—	—	8,434	86,264
Shares repurchased	(135,780)	(1,362,769)	(678,548)	(6,873,472)
Net decrease	(115,882)	$(1,166,828)	(535,399)	$(5,433,158)

Class C1
Shares sold	434	$4,415	4,493	$45,666
Shares issued on reinvestment	—	—	3,989	41,014
Shares repurchased	(89,110)	(902,019)	(349,943)	(3,581,458)
Net decrease	(88,676)	$(897,604)	(341,461)	$(3,494,778)

Class FI
Shares sold	338,874	$3,446,919	447,424	$4,524,799
Shares issued on reinvestment	2,500	23,324	34,513	353,213
Shares repurchased	(640,545)	(6,309,679)	(1,567,056)	(16,028,836)
Net decrease	(299,171)	$(2,839,436)	(1,085,119)	$(11,150,824)

Class R
Shares sold	72,781	$738,044	235,561	$2,407,422
Shares issued on reinvestment	—	—	10,995	113,336
Shares repurchased	(327,983)	(3,249,263)	(533,450)	(5,471,573)
Net decrease	(255,202)	$(2,511,219)	(286,894)	$(2,950,815)

Class I
Shares sold	9,115,134	$92,710,300	21,329,841	$217,963,712
Shares issued on reinvestment	227,432	2,135,586	1,201,910	12,377,272
Shares repurchased	(22,275,808)	(221,078,899)	(34,276,636)	(349,664,251)
Net decrease	(12,933,242)	$(126,233,013)	(11,744,885)	$(119,323,267)

BrandywineGLOBAL—Global Opportunities Bond Fund 2020 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class IS
Shares sold	25,723,915	$260,440,309	44,960,908	$459,712,988
Shares issued on reinvestment	660,307	6,213,491	3,059,604	31,526,957
Shares repurchased	(81,294,630)	(814,627,608)	(62,082,532)	(640,146,092)
Shares redeemed in-kind	—	—	(15,188,440)	(154,369,993)
Net decrease	(54,910,408)	$(547,973,808)	(29,250,460)	$(303,276,140)

8. Redemption facility

The Fund and certain other participating funds within the Trust (the “Participating Funds”) have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $190 million. Unless renewed, the agreement will terminate on November 16, 2020. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.15% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets; there is no upfront fee. For the six months ended June 30, 2020, the Fund incurred a commitment fee in the amount of $82,057. The Fund did not utilize the Redemption Facility during the six months ended June 30, 2020.

9. Redemptions in-kind

The Fund may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. For the year ended December 31, 2019, the Fund had redemptions in-kind with total proceeds in the amount of $154,369,993. The net realized loss on these redemptions in-kind amounted to $4,473,089, which was not realized for tax purposes.

10. Deferred capital losses

As of December 31, 2019, the Fund had deferred capital losses of $89,933,165, which have no expiration date, that will be available to offset future taxable capital gains.

11. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

42	BrandywineGLOBAL—Global Opportunities Bond Fund 2020 Semi-Annual Report

*    *    *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

BrandywineGLOBAL—Global Opportunities Bond Fund 2020 Semi-Annual Report	43

Board approval of new management and new subadvisory agreements (unaudited)

On February 18, 2020, Franklin Resources, Inc., a global investment management organization operating, together with its subsidiaries, as Franklin Templeton (“Franklin Templeton”) and Legg Mason, Inc. (“Legg Mason”) announced that they had entered into a definitive agreement (the “Transaction Agreement”) for Franklin Templeton to acquire Legg Mason in an all-cash transaction. As part of this transaction, the Fund’s manager, Legg Mason Partners Fund Advisor, LLC (the “Manager”), and the Fund’s subadviser, Brandywine Global Investment Management, LLC (the “Subadviser”), each a wholly owned subsidiary of Legg Mason, would become subsidiaries of Franklin Templeton (the “Transaction”). The Transaction was subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. The Transaction was consummated on July 31, 2020. Under the Investment Company Act of 1940, as amended (the “1940 Act”), consummation of the Transaction resulted in the automatic termination of the Fund’s existing management agreement and investment advisory agreement (the “Existing Agreements”).

At a meeting held on April 6, 2020, the Fund’s Board of Trustees (the “Board”) approved a new management agreement (the “Management Agreement”) with the Manager and a new investment advisory agreement (“Advisory Agreement”) between the Manager and the Subadviser. (The Management Agreement and the Advisory Agreement are jointly referred to as the “Agreements”). The meeting was held telephonically based on exemptive relief issued by the Securities and Exchange Commission, with the Board’s intention to ratify the approval of the Agreements at its next in-person meeting.

On March 9, 2020, during a telephonic meeting of the Board, the Board met with representatives of Legg Mason, the parent company of the Manager and the Subadviser, and representatives of Franklin Templeton to discuss the Transaction. The Board was advised that the Fund would not bear the costs of obtaining shareholder approval of the Agreements, including proxy solicitation costs, legal fees and the costs of printing and mailing the proxy statement, regardless of whether the Transaction was consummated. On March 31, 2020 and April 2, 2020, the trustees who are not “interested persons” of the Fund (as defined in the 1940 Act) (the “Independent Trustees”), separately met, with the assistance of their independent legal counsel, to review and evaluate the materials provided by Legg Mason, Franklin Templeton, the Manager and the Subadviser to assist the Board, and in particular the Independent Trustees, in considering the Agreements. On April 6, 2020, the Board received a presentation from senior Fund management and representatives from Franklin Templeton and reviewed and evaluated the materials, including supplemental materials, provided to assist the Board in considering the Agreements. Prior to the Board’s approval of the Agreements, as a part of the April 6 meeting, the Independent Trustees further discussed the Agreements in an executive session with independent legal counsel and recommended their approval.

44	BrandywineGLOBAL—Global Opportunities Bond Fund

In the event the Fund’s shareholders did not approve the Agreements prior to the completion of the Transaction, at its April 6, 2020 meeting, the Board also approved an interim management agreement with the Manager and an interim investment advisory agreement between the Manager and the Subadviser that would take effect upon the closing of the Transaction to enable the Manager and Subadviser to serve as investment managers of the Fund following the termination of the Existing Agreements and pending shareholder approval of the Agreements. At a meeting held on July 14, 2020, shareholders of the Fund approved the Agreements.

In voting to approve the Agreements, the Board, including the Independent Trustees, considered whether approval of the Agreements would be in the best interests of the Fund. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements. The Board considered that the terms of the Agreements were identical to the Existing Agreements, except for the dates of execution, effectiveness and termination, and that the Board had considered and approved the renewal of the Existing Agreements in November 2019. The Board also considered that the Existing Agreements were the product of multiple years of review and negotiation, and information received and considered by the Board in the exercise of its business judgment during those years. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of each of the Agreements were reasonable and fair and that it was in the best interests of the Fund to approve the Agreements.

In evaluating the Agreements, the Board considered the information previously provided for the November 2019 renewal of the Existing Agreements, updated with more recent statistics, information and representations. Among such information was the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management and Advisory Agreements, respectively, and information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager and its affiliates and the Manager’s supervisory activities over the Subadviser. The Board noted that Franklin Templeton and Legg Mason had informed the Board that, following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Manager and the Subadviser, including compliance and other non-advisory services. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account Franklin Templeton’s plans and intentions regarding the Fund and Legg Mason’s asset management business, including the preservation and continued operational and investment autonomy of the investment advisory business conducted by the Subadviser. The Board noted that Franklin Templeton did not expect to propose any changes to the investment objective of the Fund or any changes to the principal investment strategies of the Fund as a result of the Transaction. The Board also considered that there were not expected to be any changes to

BrandywineGLOBAL—Global Opportunities Bond Fund	45

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

the Fund’s custodian or other service providers as a result of the Transaction. The Board also considered that Franklin Templeton’s distribution capabilities, particularly with respect to retail investors, and significant network of intermediary relationships may provide additional opportunities for the Fund to grow assets and lower expense ratios by spreading expenses over a larger asset base.

The Board also considered its knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management by the Manager and the capabilities of the Subadviser. The Board considered information received at regular meetings throughout the year, including the policies and practices of the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions for the Fund. The Board also considered the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries. The Board considered that on a regular basis it received and reviewed information from the Manager and the Fund’s Chief Compliance Officer regarding the compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act for the funds in the Legg Mason fund complex, including liquidity management programs and cybersecurity programs. The Board also considered information about Franklin Templeton’s compliance and risk management programs.

The Board noted that it had reviewed the qualifications, backgrounds and responsibilities of the senior personnel currently serving the Fund, and had met and reviewed the backgrounds and qualifications of the senior personnel of Franklin Templeton responsible for the management of the advisory business. The Board considered that Legg Mason had put in place retention incentives for key personnel at the Manager until the closing of the Transaction and Franklin Templeton had provided long-term retention mechanisms for certain personnel, and that Franklin Templeton had represented that there were not expected to be any changes in the portfolio management personnel managing the Fund as a result of the Transaction. The Board considered Franklin Templeton’s and the Manager’s commitment to an effective transition and to continued high quality investment management and shareholder services following the Transaction.

The Board received and reviewed performance information for the Fund and for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data. The Board was provided a description of the methodology Broadridge used to determine the similarity of the Fund to the funds included in the Performance Universe. The Broadridge data also included a comparison of the Fund’s performance to the Fund’s designated benchmark index. The Board noted that although useful, the data provided by Broadridge may vary depending on the year-end dates selected and the selection of a peer group and, therefore, recognized its limitations. In addition, the Board noted that it had received and discussed at periodic

46	BrandywineGLOBAL—Global Opportunities Bond Fund

intervals information comparing the Fund’s performance to that of its Performance Universe and benchmark index, as well as other performance measures, such as Morningstar rankings, and had met with the Fund’s portfolio managers at in-person meetings during the year.

The Board noted that the Fund’s performance for the one-year period ended December 31, 2019 placed the Class I Shares in the second quintile (the first quintile being the best performers and the fifth quintile being the worst performers), the Fund’s performance for the three- and ten-year period ended December 31, 2019 placed the Class I Shares in the first quintile and the Fund’s performance for the five-year period ended December 31, 2019 placed the Class I Shares in the third quintile. The Board also reviewed updated performance information. In addition, based on their review of materials provided and assurances received, the Board determined that the Transaction was not expected to affect adversely the nature, extent and quality of services provided. The Board noted that its evaluation of the factors of the nature, extent and quality of services and performance led it to conclude that it was in the best interests of the Fund to approve the Agreements.

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”), payable by the Fund to the Manager in light of the nature, extent and quality of the management and advisory services provided by the Manager and the Subadviser, respectively. The Board considered that it had reviewed the Fund’s Contractual Management Fee and total expense ratio in connection with its consideration of the Existing Agreements during the 2019 contract renewal process and that the new Management Agreement did not change the Fund’s management fee rate or the computation method for calculating such fees. The Board reviewed the subadvisory fee, noting that the Manager, and not the Fund, pays the fee to the Subadviser. In addition, the Board reviewed and considered the actual management fee rate (after taking into account any fees waived by the Manager) (the “Actual Management Fee”). The Board also considered that the contractual expense waiver continued until December 31, 2021 and Franklin Templeton’s statement that it had no current intention to change that waiver after its expiration. Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, the Board determined that the Transaction would not increase the total fees payable by the Fund for management services.

The Board received and reviewed an analysis of Legg Mason complex-wide management fees for funds with a similar strategy provided by the Manager, which, among other things, set out a framework of fees based on asset classes. The Manager reviewed with the Board the differences in services provided to these different types of accounts, including that the Fund is provided with certain administrative services, office facilities and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund

BrandywineGLOBAL—Global Opportunities Bond Fund	47

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

service providers, including the Subadviser. The Board considered the fee comparisons in light of the differences in management of these different types of accounts and the differences in associated risks borne by the Manager.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and the Fund’s overall expense ratio with those of a group of funds selected by Broadridge as comparable to the Fund and with a broader universe of funds also selected by Broadridge. With respect to the Fund, the Board noted that for the Class I Shares the Contractual Management Fee was at the median of the Broadridge expense group (third quintile) and the Actual Management Fee and the actual total expense ratio were higher than the Broadridge expense group median (fourth quintile) and the actual total expense ratio was below the expense universe median (third quintile) (the first quintile being the lowest fees and the fifth quintile being the highest fees). It was noted that, while the Board has found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group.

The Board was provided an overview of the process followed in conducting the profitability study and received an updated report on the profitability of Legg Mason in providing services to the Fund, based on financial information and business data for the 12 months ended March 31, 2019, which corresponds to Legg Mason’s fiscal year end, and for the period from September 2019 to February 2020. The Board also received certain information showing historical profitability for fiscal years 2016 through 2019. The Board noted that it previously had received a report from the independent consultant engaged by Legg Mason to assess the methodologies used by Legg Mason for its profitability study in connection with its review of the Existing Agreements. The Board considered the profitability study along with the other materials previously provided to the Board and concluded that the profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets have grown and whether the Fund has appropriately benefited from any economies of scale. Among other information, the Board reviewed management fee reductions due to waivers during Legg Mason’s 2017 through 2019 fiscal years and for the pro forma fiscal year 2020. The Board noted that Franklin Templeton and Legg Mason expected to realize cost savings from the Transaction based on synergies of operations, as well as to benefit from possible growth of the funds resulting from enhanced distribution capabilities. However, they noted that other factors could also affect profitability and potential economies of scale, and that it was not possible to predict with any degree of certainty how the Transaction would affect the Manager’s profitability from its relationship with the Fund, nor to quantify at this time

48	BrandywineGLOBAL—Global Opportunities Bond Fund

any possible future economies of scale. The Board noted they will have the opportunity to periodically re-examine such profitability and any economies of scale going forward. The Board also considered the potential benefits to shareholders from being part of a combined fund family with Franklin Templeton-sponsored funds and having access to a greater array of investment opportunities. Given the asset size of the Fund and the complex, as well as the fee waivers, the Board concluded that although there were no current breakpoints, any economies of scale currently being realized were appropriately being reflected in the Actual Management Fee paid by the Fund.

The Board considered other benefits received by the Manager and its affiliates as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, enhanced industry recognition and the potential for reduced vendor pricing. The Board also considered that Franklin Templeton may derive reputational and other benefits from its ability to use the Legg Mason investment affiliates’ names in connection with operating and marketing the funds. The Board considered that the Transaction would significantly increase Franklin Templeton’s assets under management and expand Franklin Templeton’s investment capabilities. The Board noted that Franklin Templeton and Legg Mason, as a result of the potential benefits derived from the Transaction, have a financial interest in the matters that were being considered. The Board also took note of information provided regarding amounts received by the Fund’s distributor and intermediary arrangements.

The Board considered that the senior management team at Legg Mason expressed support for the Transaction and Legg Mason recommended that the Board approve the Agreements. The Board also considered that, under the Transaction Agreement, Franklin Templeton has acknowledged that Legg Mason had entered into the Transaction Agreement in reliance upon the benefits and protections provided by Section 15(f) of the 1940 Act, and that Franklin Templeton represented to the Board that it would conduct its business such that (a) for a period of not less than three years after the closing of the Transaction no more than 25% of the members of the Board shall be “interested persons” (as defined in the 1940 Act) of any investment adviser of the Fund, and (b) for a period of not less than two years after the closing, neither Franklin Templeton nor any of its affiliates shall impose an “unfair burden” (within the meaning of the 1940 Act) on the Fund as a result of the transactions contemplated by the Transaction Agreement.

After consideration of the factors described above as well as other factors, and in the exercise of their business judgment, the Board, including the Independent Trustees, concluded that the Agreements for the Fund, including the fees payable thereunder, were fair and reasonable and that entering into the Agreements for the Fund was in the best interests of the Fund’s shareholders, and the Board voted to approve the Agreements and to recommend that shareholders approve the Agreements.

BrandywineGLOBAL—Global Opportunities Bond Fund	49

BrandywineGLOBAL—

Global Opportunities Bond Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Brandywine Global Investment Management, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

BrandywineGLOBAL — Global Opportunities Bond Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

BrandywineGLOBAL — Global Opportunities Bond Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of BrandywineGLOBAL — Global Opportunities Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX013856 8/20 SR20-3951

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2020

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 25, 2020